Convertible Preferred Stock And Common Stock - Additional Information (Detail) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	May 04, 2022	Jan. 01, 2020
Convertible Preferred Stock And Common Stock [Line Items]
Shares authorized						1,495,651
Common stock, Shares authorized		12,000,000	3,531,504	3,531,504	12,000,000	1,200,000
Common stock, par or stated value per share		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized						296,551
Preferred stock, par or stated value per share						$ 0.001
Stockholders' equity, reverse stock split				10:1 reverse stock split which occurred during 2020
Temporary equity, shares authorized					3,702,505
Capital stock, Par or stated value per share			$ 0.001	$ 0.001
Common stock, voting rights			one
Shares issued, Price per share			$ 12.34
Dividends			$ 0
Preferred stock, Convertible, Conversion price			$ 12.34
Temporary equity par or stated value per share					$ 0.001
Restricted Stock Units (RSUs) [Member]
Convertible Preferred Stock And Common Stock [Line Items]
Aggregate number of shares the holders have the right to receive	255,000
Share based compensation arrangement,Description of vesting rights	The majority of the RSUs granted vest 50% on the first anniversary of the grant date, with the remaining 50% of the awards vesting monthly over a 12 to 24 month period following the first anniversary of the grant date
Grant date fair market value of units	$ 8,000
Common Stock [Member]
Convertible Preferred Stock And Common Stock [Line Items]
Conversion of stock, Shares converted				784,551
Series B Preferred Stock [Member]
Convertible Preferred Stock And Common Stock [Line Items]
Preferred stock, shares authorized		700,950	453,950	453,950
Temporary equity, shares authorized				453,950	700,950
Temporary equity, Liquidation preference per share			$ 12.34
Temporary equity, Voting rights to elect directors			The holders of shares of Series B Preferred Stock shall be entitled, voting separately as a single class, to elect two directors of the Company
Stock issued during period, Shares, New issues				407,192
Proceeds from issuance of convertible preferred stock			$ 5,000,000
Conversion of stock, Shares issued		194,494	12,226
Temporary equity, Shares issued		633,697	439,203	426,977
Temporary equity, Shares outstanding		633,697	439,203	426,977
Series B Preferred Stock [Member] | Secured Convertible Note [Member]
Convertible Preferred Stock And Common Stock [Line Items]
Debt conversion, Original debt, Amount				$ 180,000
Debt Conversion, Accrued interest, Amount				$ 65,000,000
Debt conversion, Converted instrument, Shares issued				19,785
Series A-1 Preferred Stock [Member]
Convertible Preferred Stock And Common Stock [Line Items]
Preferred stock, shares authorized		1,601,060	1,601,060	1,601,060
Temporary equity, shares authorized				1,601,060	1,601,060
Temporary equity, Liquidation preference per share			$ 49.36
Temporary equity, Voting rights to elect directors			the holders of shares of Series A-1 Preferred Stock shall be entitled, voting separately as a single class, to elect one director of the Company
Temporary equity, Shares issued			1,576,154	1,576,154
Temporary equity, Shares outstanding			1,576,154	1,576,154
Series A-1 Preferred Stock [Member] | Secured Convertible Note [Member]
Convertible Preferred Stock And Common Stock [Line Items]
Debt conversion, Original debt, Amount				$ 15,000,000
Debt Conversion, Accrued interest, Amount				$ 4,500,000
Debt conversion, Converted instrument, Shares issued				1,576,154
Series A-2 Preferred Stock [Member]
Convertible Preferred Stock And Common Stock [Line Items]
Preferred stock, shares authorized		900,495	900,495	900,495
Temporary equity, shares authorized				900,495	900,495
Temporary equity, Liquidation preference per share			$ 12.34
Temporary equity, Voting rights to elect directors			the holders of shares of Series A-2 Preferred Stock shall be entitled, voting separately as a single class, to elect one director of the Company
Conversion of stock, Shares converted		194,494	12,226
Conversion of stock, Shares issued				784,511
Temporary equity, Shares issued			772,285	784,511
Temporary equity, Shares outstanding			772,285	784,511
Undesignated Preferred Stock [Member]
Convertible Preferred Stock And Common Stock [Line Items]
Temporary equity, shares authorized					500,000